Risk management - Disclosure Details Of Financial Contracts One (Detail)	12 Months Ended
Dec. 31, 2019 bbl Mcf
Crude Oil 1 [member] | Q1 2020
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume | bbl	1,650
Term	Q1 2020
Pricing | bbl	81.73
Gas [Member] | Q2 2020
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	23,700
Term	Q2 2020
Pricing	1.68
Gas [Member] | Q3 2020
Disclosure of Disclosure Details Of Financial Contracts One [Line Items]
Notional volume	22,800
Term	Q3 2020
Pricing	1.68